Document and Entity Information Document	Jun. 29, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jun. 29, 2026
Entity Registrant Name	EAGLE BANCORP, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	0-25923
Entity Tax Identification Number	52-2061461
Entity Address, Address Line One	7500 Old Georgetown Road, Third Floor
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	986-1800
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	EGBN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001050441
Amendment Flag	false